Note 22 - Quarterly Financial Data (Unaudited) - Summary of Unaudited Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income	$ 9,417	$ 10,648	$ 9,249	$ 9,490	$ 10,619	$ 10,100	$ 10,079	$ 9,232
Net interest income	8,741	9,903	8,436	8,655	8,933	8,398	8,587	7,124	$ 35,735	$ 33,042	$ 28,895
Net income	$ 2,717	$ 4,092	$ 2,655	$ 4,117	$ 1,749	$ 5,250	$ 5,668	$ 1,088	$ 13,581	$ 13,755	$ 10,661
Net income per share, basic (in dollars per share)	$ 0.83	$ 1.24	$ 0.81	$ 1.26	$ 0.54	$ 1.61	$ 1.73	$ 0.33	$ 4,140	$ 4,210	$ 3,260
Net income per share, diluted (in dollars per share)	$ 0.81	$ 1.22	$ 0.80	$ 1.24	$ 0.53	$ 1.60	$ 1.71	$ 0.32	$ 4,070.00	$ 4,160	$ 3,250